Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 10,145	¥ 10,271
Fair value	147	93
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	6,183	4,497
Fair value	110	31
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	3,962	5,774
Fair value	37	62
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	12,824	12,477
Fair value	¥ (114)	¥ (75)